Financial Instruments by Category	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Financial Instruments by Category

15. Financial Instruments by Category

	Financial assets	Financial assets
Financial assets	at FVPL	at amortized cost	Total
	RMB’000	RMB’000	RMB’000
As of December 31, 2020
Other receivables	—	5,612	5,612
Financial assets at fair value through profit or loss	13,068	—	13,068
Cash and cash equivalents	—	1,010,076	1,010,076
	13,068	1,015,688	1,028,756

	Financial assets	Financial assets
Financial assets	at FVPL	at amortized cost	Total
	RMB’000	RMB’000	RMB’000
As of December 31, 2021
Other receivables	—	6,423	6,423
Cash and cash equivalents	—	1,706,880	1,706,880
	—	1,713,303	1,713,303

	Financial	Financial
	liabilities at	liabilities at
Financial Liabilities	FVPL	amortized cost	Total
	RMB’000	RMB’000	RMB’000
As of December 31, 2020
Financial instruments with preferred rights	2,071,508	—	2,071,508
Other payables	—	8,631	8,631
Trade payables	—	24,638	24,638
Lease liabilities	—	913	913
	2,071,508	34,182	2,105,690

	Financial	Financial
	liabilities at	liabilities at
Financial Liabilities	FVPL	amortized cost	Total
	RMB’000	RMB’000	RMB’000
As of December 31, 2021
Other payables	—	21,456	21,456
Trade payables	—	81,195	81,195
Lease liabilities	—	793	793
.	—	103,444	103,444